Earnings per share ("EPS") (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share (EPS) [Abstract]
Basic EPS ? Class A Common Shares

	Nine Months Ended September 30,
Numerators	2011	2012
Net loss	($11,061,826)	($17,885,810)
Less: Loss attributable to non-vested share awards	303,326	497,320
Net loss attributable to common shareholders	($10,758,500)	($17,388,490)

Denominators
Weighted average common shares outstanding, basic and diluted	5,769,279	5,929,115

Net loss per common share:
Basic and diluted	($1.86)	($2.93)